Reportable Segment Information (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Reportable segment information
Total net sales and intersegment transfers		$ 10,186,000,000		$ 9,534,000,000		$ 8,766,000,000
Income before income taxes		1,085,958,000		907,309,000		741,548,000
Identifiable assets	6,234,737,000	6,382,507,000		6,234,737,000		5,229,252,000
Capital expenditures		166,680,000		157,112,000		153,801,000
Depreciation		158,763,000		152,217,000		151,212,000
DOL settlement	80,000,000	(80,000,000)		80,000,000
Paint Stores Group [Member]
Reportable segment information
Total net sales and intersegment transfers		6,002,000,000		5,410,000,000		4,780,000,000
Consumer Group [Member]
Reportable segment information
Total net sales and intersegment transfers		1,342,000,000		1,322,000,000		1,274,000,000
Mark-up on intersegment transfers realized as a result of external sales included in segment profit		30,000,000		27,000,000		24,000,000
Global Finishes Group [Member]
Reportable segment information
Total net sales and intersegment transfers		2,005,000,000		1,961,000,000		1,878,000,000
Latin America Coatings Group [Member]
Reportable segment information
Total net sales and intersegment transfers		832,000,000		836,000,000		828,000,000
Administrative [Member]
Reportable segment information
Total net sales and intersegment transfers		5,000,000		5,000,000		6,000,000
Intersegment Eliminations [Member]
Reportable segment information
Total net sales and intersegment transfers
Intersegment Eliminations [Member] | Consumer Group [Member]
Reportable segment information
Total net sales and intersegment transfers		2,409,000,000		2,320,000,000		2,091,000,000
Intersegment Eliminations [Member] | Global Finishes Group [Member]
Reportable segment information
Total net sales and intersegment transfers		9,000,000		7,000,000		9,000,000
Intersegment Eliminations [Member] | Latin America Coatings Group [Member]
Reportable segment information
Total net sales and intersegment transfers		39,000,000		47,000,000		39,000,000
Intersegment Eliminations [Member] | Administrative [Member]
Reportable segment information
Total net sales and intersegment transfers		(2,457,000,000)		(2,374,000,000)		(2,139,000,000)
Operating Segments [Member]
Reportable segment information
Total net sales and intersegment transfers		10,186,000,000		9,534,000,000		8,766,000,000
Segment profit		1,442,000,000		1,307,000,000		985,000,000	[1]
Interest expense		(63,000,000)		(43,000,000)		(42,000,000)
Administrative expenses and other		(293,000,000)		(357,000,000)		(201,000,000)
Income before income taxes		1,086,000,000		907,000,000		742,000,000
Identifiable assets		6,383,000,000
Capital expenditures		167,000,000		157,000,000		154,000,000
Depreciation		159,000,000		152,000,000		151,000,000
Operating Segments [Member] | Paint Stores Group [Member]
Reportable segment information
Total net sales and intersegment transfers		6,002,000,000		5,410,000,000		4,780,000,000
Segment profit		991,000,000	[1]	862,000,000	[1]	646,000,000	[1]
Income before income taxes		991,000,000		862,000,000		646,000,000
Reportable segment margins		16.50%		15.90%		13.50%
Identifiable assets	1,374,000,000	1,668,000,000		1,374,000,000		1,309,000,000
Capital expenditures		73,000,000		67,000,000		50,000,000
Depreciation		55,000,000		49,000,000		48,000,000
Operating Segments [Member] | Consumer Group [Member]
Reportable segment information
Total net sales and intersegment transfers		3,751,000,000		3,642,000,000		3,365,000,000
Segment profit		242,000,000	[1]	217,000,000	[1]	174,000,000	[1]
Income before income taxes		242,000,000		217,000,000		174,000,000
Reportable segment margins		6.50%		6.00%		5.20%
Identifiable assets	1,701,000,000	1,762,000,000		1,701,000,000		1,682,000,000
Capital expenditures		40,000,000		47,000,000		35,000,000
Depreciation		45,000,000		43,000,000		43,000,000	[1]
Operating Segments [Member] | Global Finishes Group [Member]
Reportable segment information
Total net sales and intersegment transfers		2,014,000,000		1,968,000,000		1,887,000,000
Segment profit		170,000,000		147,000,000		90,000,000
Income before income taxes		170,000,000		147,000,000		90,000,000
Reportable segment margins		8.40%		7.50%		4.80%
Identifiable assets	987,000,000	964,000,000		987,000,000		939,000,000
Capital expenditures		15,000,000		14,000,000		14,000,000
Depreciation		29,000,000		30,000,000		31,000,000
Operating Segments [Member] | Latin America Coatings Group [Member]
Reportable segment information
Total net sales and intersegment transfers		871,000,000		883,000,000		867,000,000
Segment profit		39,000,000		81,000,000		75,000,000
Income before income taxes		39,000,000		81,000,000		75,000,000
Reportable segment margins		4.50%		9.20%		8.70%
Identifiable assets	485,000,000	485,000,000		485,000,000		469,000,000
Capital expenditures		7,000,000		9,000,000		14,000,000
Depreciation		10,000,000		10,000,000		11,000,000
Operating Segments [Member] | Administrative [Member]
Reportable segment information
Total net sales and intersegment transfers		(2,452,000,000)		(2,369,000,000)		(2,133,000,000)
Segment profit
Interest expense		(63,000,000)		(43,000,000)		(42,000,000)
Administrative expenses and other		(293,000,000)		(357,000,000)	[2]	(201,000,000)
Income before income taxes		(356,000,000)		(400,000,000)		(243,000,000)
Identifiable assets	1,688,000,000	1,504,000,000		1,688,000,000		830,000,000
Capital expenditures		32,000,000		20,000,000		41,000,000
Depreciation		$ 20,000,000		$ 20,000,000		$ 18,000,000

[1]	Segment profit included $30, $27 and $24 of mark-up on intersegment transfers realized primarily as a result of external sales by the Paint Stores Group during 2013, 2012 and 2011, respectively.
[2]	Includes $80 pre-tax charge related to DOL Settlement. See Note 9.